Property, plant and equipment - Changes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Property, plant and equipment
Balance at beginning of year	$ 54,878	$ 55,419
Additions	2,823	3,392
Disposals	(570)	(636)
Assets retirement obligation	446	425
Depreciation, amortization and depletion	(3,211)	(3,509)
Impairment	(184)	(271)
Translation adjustment	(5,797)	58
Balance at end of year	48,385	54,878
Land
Property, plant and equipment
Balance at beginning of year	718	724
Disposals	(11)
Impairment		(20)
Translation adjustment	(84)	79
Transfers	12	(65)
Balance at end of year	635	718
Building
Property, plant and equipment
Balance at beginning of year	12,100	10,674
Disposals	(53)	(11)
Depreciation, amortization and depletion	(531)	(587)
Impairment	(10)
Translation adjustment	(1,360)	(122)
Transfers	806	2,146
Balance at end of year	10,952	12,100
Facilities
Property, plant and equipment
Balance at beginning of year	11,786	9,471
Disposals	(93)	(57)
Depreciation, amortization and depletion	(655)	(736)
Impairment	(18)
Translation adjustment	(1,471)	(105)
Transfers	1,687	3,213
Balance at end of year	11,236	11,786
Equipment
Property, plant and equipment
Balance at beginning of year	6,893	6,794
Disposals	(234)	(67)
Depreciation, amortization and depletion	(847)	(814)
Impairment	(21)	(34)
Translation adjustment	(560)	(83)
Transfers	1,176	1,097
Balance at end of year	6,407	6,893
Mineral properties
Property, plant and equipment
Balance at beginning of year	9,069	8,380
Disposals	(8)	(138)
Assets retirement obligation	446	425
Depreciation, amortization and depletion	(525)	(618)
Impairment		(131)
Translation adjustment	(864)	222
Transfers	381	929
Balance at end of year	8,499	9,069
Others
Property, plant and equipment
Balance at beginning of year	8,193	7,515
Disposals	(79)	(212)
Depreciation, amortization and depletion	(653)	(754)
Impairment	(31)
Translation adjustment	(990)	29
Transfers	829	1,615
Balance at end of year	7,269	8,193
Constructions in progress
Property, plant and equipment
Balance at beginning of year	6,119	11,861
Additions	2,823	3,392
Disposals	(92)	(151)
Impairment	(104)	(86)
Translation adjustment	(468)	38
Transfers	(4,891)	(8,935)
Balance at end of year	3,387	6,119
Carrying amount
Property, plant and equipment
Balance at beginning of year	87,064
Balance at end of year	80,738	87,064
Carrying amount | Land
Property, plant and equipment
Balance at beginning of year	718
Balance at end of year	635	718
Carrying amount | Building
Property, plant and equipment
Balance at beginning of year	19,163
Balance at end of year	18,267	19,163
Carrying amount | Facilities
Property, plant and equipment
Balance at beginning of year	18,292
Balance at end of year	17,611	18,292
Carrying amount | Equipment
Property, plant and equipment
Balance at beginning of year	12,840
Balance at end of year	12,424	12,840
Carrying amount | Mineral properties
Property, plant and equipment
Balance at beginning of year	17,471
Balance at end of year	16,717	17,471
Carrying amount | Others
Property, plant and equipment
Balance at beginning of year	12,461
Balance at end of year	11,697	12,461
Carrying amount | Constructions in progress
Property, plant and equipment
Balance at beginning of year	6,119
Balance at end of year	3,387	6,119
Accumulated amortization
Property, plant and equipment
Balance at beginning of year	(32,186)
Balance at end of year	(32,353)	(32,186)
Accumulated amortization | Building
Property, plant and equipment
Balance at beginning of year	(7,063)
Balance at end of year	(7,315)	(7,063)
Accumulated amortization | Facilities
Property, plant and equipment
Balance at beginning of year	(6,506)
Balance at end of year	(6,375)	(6,506)
Accumulated amortization | Equipment
Property, plant and equipment
Balance at beginning of year	(5,947)
Balance at end of year	(6,017)	(5,947)
Accumulated amortization | Mineral properties
Property, plant and equipment
Balance at beginning of year	(8,402)
Balance at end of year	(8,218)	(8,402)
Accumulated amortization | Others
Property, plant and equipment
Balance at beginning of year	(4,268)
Balance at end of year	$ (4,428)	$ (4,268)